Earnings/(loss) per share - Computation of diluted earnings per share (Details) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Class A ordinary shares
Numerator:
Interest charges applicable to the Convertible Senior Notes | ¥				¥ 12,171,824
Allocation of net income/(loss) attributable to Qudian Inc. for diluted computation	¥ 27,960,080	$ 3,938,095	¥ (268,552,622)	448,623,440
Reallocation of net income/(loss) attributable to Qudian Inc. as a result of conversion of Class B to Class A shares	11,183,767	1,575,201	(93,411,501)	144,261,274
Allocation of net income/(loss) attributable to Qudian Inc	¥ 39,143,847	$ 5,513,296	¥ (361,964,123)	¥ 605,056,538
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	153,790	153,790	182,530	189,950
Conversion of Class B to Class A ordinary shares	63,490	63,490	63,490	63,490
Adjustments for dilutive share options	4,940	4,940
Conversion of the Convertible Senior Notes to Class A ordinary share				12,850
Weighted average number of ordinary share outstanding- diluted	222,220	222,220	246,020	266,290
Earnings/(loss) per share - diluted | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.27
Class B ordinary shares
Numerator:
Interest charges applicable to the Convertible Senior Notes | ¥				¥ 3,810,636
Allocation of net income/(loss) attributable to Qudian Inc. for diluted computation	¥ 11,183,767	$ 1,575,201	¥ (93,411,501)	140,450,638
Allocation of net income/(loss) attributable to Qudian Inc	¥ 11,183,767	$ 1,575,201	¥ (93,411,501)	¥ 144,261,274
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	63,490	63,490	63,490	63,490
Weighted average number of ordinary share outstanding- diluted	63,490	63,490	63,490	63,490
Earnings/(loss) per share - diluted | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.27